UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.86%	$ 1,000.00	$ 1,032.30	$ 4.41
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.87	$ 4.38

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	5.0
JPMorgan Chase & Co.	3.9	4.2
Wells Fargo & Co.	3.3	4.1
Chevron Corp.	2.9	3.0
Exxon Mobil Corp.	2.6	2.7
General Electric Co.	2.3	1.9
Google, Inc. Class A	2.3	2.2
Comcast Corp. Class A (special) (non-vtg.)	2.1	2.0
Procter & Gamble Co.	2.0	1.9
Microsoft Corp.	1.9	1.7
	28.0
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	22.0
Financials	18.5	18.4
Health Care	14.5	12.7
Energy	12.5	11.6
Consumer Discretionary	11.6	12.9
Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Stocks 98.5%		Stocks 99.8%
	Convertible Securities † 0.0%		Convertible Securities † 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	8.2%	** Foreign investments	9.8%

† Amount represents less than 0.1%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.5%
Gentex Corp.	196,034	$ 3,376
Johnson Controls, Inc.	121,765	3,135
		6,511
Automobiles - 0.0%
Ford Motor Co.	59,700	666
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	14,400	827
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	89,400	1,148
McDonald's Corp.	66,963	5,812
		6,960
Household Durables - 1.3%
KB Home	223,385	3,570
Lennar Corp. Class A (d)	160,425	6,011
Toll Brothers, Inc. (a)	189,817	6,266
		15,847
Media - 4.3%
Comcast Corp. Class A (special) (non-vtg.)	725,688	26,444
The Walt Disney Co.	54,600	2,679
Time Warner, Inc.	422,241	18,346
Viacom, Inc. Class B (non-vtg.)	105,909	5,430
		52,899
Multiline Retail - 1.6%
Target Corp.	303,134	19,325
Specialty Retail - 2.5%
CarMax, Inc. (a)	18,420	622
Citi Trends, Inc. (a)	133,867	1,644
Home Depot, Inc.	29,722	1,824
Lowe's Companies, Inc.	622,305	20,150
MarineMax, Inc. (a)	64,924	534
Staples, Inc.	419,475	4,830
Urban Outfitters, Inc. (a)	51,950	1,858
		31,462
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	36,161	1,210
TOTAL CONSUMER DISCRETIONARY		135,707
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.6%
Beverages - 2.0%
Dr Pepper Snapple Group, Inc.	94,745	$ 4,060
PepsiCo, Inc.	207,656	14,378
The Coca-Cola Co.	158,515	5,894
		24,332
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	141,589	6,570
Susser Holdings Corp. (a)	5,700	205
Walgreen Co.	422,057	14,869
		21,644
Food Products - 0.8%
Danone SA	23,697	1,457
Green Mountain Coffee Roasters, Inc. (a)	45,800	1,107
Kellogg Co.	132,324	6,923
		9,487
Household Products - 2.9%
Colgate-Palmolive Co.	9,513	998
Kimberly-Clark Corp.	121,228	10,116
Procter & Gamble Co.	350,968	24,301
		35,415
Personal Products - 0.2%
L'Oreal SA	7,500	955
Prestige Brands Holdings, Inc. (a)	97,357	1,693
		2,648
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	48,706	4,839
Lorillard, Inc.	66,481	7,712
		12,551
TOTAL CONSUMER STAPLES		106,077
ENERGY - 12.5%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	40,100	2,031
Dresser-Rand Group, Inc. (a)	62,198	3,205
Ensco PLC Class A	29,050	1,680
Exterran Holdings, Inc. (a)	103,337	2,065
Halliburton Co.	345,433	11,154
Helmerich & Payne, Inc.	55,570	2,656
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	33,118	$ 2,441
Schlumberger Ltd.	46,808	3,255
		28,487
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc. (a)(d)	706,542	1,816
Apache Corp.	82,073	6,792
BP PLC sponsored ADR	144,424	6,194
Canadian Natural Resources Ltd.	200,000	6,028
Chevron Corp.	323,580	35,662
EV Energy Partners LP	23,500	1,533
Exxon Mobil Corp.	351,052	32,005
Occidental Petroleum Corp.	111,096	8,772
Peabody Energy Corp.	150,125	4,188
Royal Dutch Shell PLC Class A (United Kingdom)	245,242	8,415
Suncor Energy, Inc.	388,400	13,035
The Williams Companies, Inc.	36,300	1,270
		125,710
TOTAL ENERGY		154,197
FINANCIALS - 18.5%
Capital Markets - 2.8%
Charles Schwab Corp.	774,932	10,524
KKR & Co. LP	230,220	3,465
Morgan Stanley	882,278	15,334
Northern Trust Corp.	91,712	4,382
UBS AG	83,090	1,247
		34,952
Commercial Banks - 5.8%
CIT Group, Inc. (a)	112,726	4,196
Comerica, Inc.	65,600	1,956
PNC Financial Services Group, Inc.	28,870	1,680
Standard Chartered PLC (United Kingdom)	97,957	2,313
SunTrust Banks, Inc.	301,305	8,195
U.S. Bancorp	373,910	12,418
Wells Fargo & Co.	1,217,097	41,004
		71,762
Diversified Financial Services - 7.4%
Bank of America Corp.	898,389	8,373
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	586,720	$ 21,937
CME Group, Inc.	51,655	2,889
JPMorgan Chase & Co.	1,155,474	48,160
KKR Financial Holdings LLC	778,575	7,949
MSCI, Inc. Class A (a)	49,700	1,339
		90,647
Insurance - 2.1%
Genworth Financial, Inc. Class A (a)	417,933	2,491
Lincoln National Corp.	188,994	4,685
MetLife, Inc.	462,610	16,418
Prudential Financial, Inc.	43,636	2,489
		26,083
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)	397,446	684
Radian Group, Inc. (d)	946,265	4,438
		5,122
TOTAL FINANCIALS		228,566
HEALTH CARE - 14.5%
Biotechnology - 2.4%
Achillion Pharmaceuticals, Inc. (a)	60,600	572
Amgen, Inc.	149,438	12,933
ARIAD Pharmaceuticals, Inc. (a)	41,805	901
AVEO Pharmaceuticals, Inc. (a)	54,900	419
Clovis Oncology, Inc.	35,800	772
Discovery Laboratories, Inc. (a)	101,900	246
Dynavax Technologies Corp. (a)	265,362	1,099
Exelixis, Inc. (a)	116,800	555
Gentium SpA sponsored ADR (a)(d)	248,750	2,769
Infinity Pharmaceuticals, Inc. (a)	149,047	3,337
Intercept Pharmaceuticals, Inc.	10,497	195
Merrimack Pharmaceuticals, Inc.	103,700	641
Neurocrine Biosciences, Inc. (a)	4,400	32
NPS Pharmaceuticals, Inc. (a)	11,200	103
OncoGenex Pharmaceuticals, Inc. (a)	11,100	138
Rigel Pharmaceuticals, Inc. (a)	15,500	138
Synageva BioPharma Corp. (a)	49,656	2,099
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	47,900	$ 1,078
ZIOPHARM Oncology, Inc. (a)	237,810	1,120
		29,147
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	887,098	17,032
Align Technology, Inc. (a)	77,400	2,057
Boston Scientific Corp. (a)	398,295	2,047
CareFusion Corp. (a)	77,833	2,067
Haemonetics Corp. (a)	13,664	1,116
Insulet Corp. (a)	56,148	1,191
Mako Surgical Corp. (a)	22,100	335
St. Jude Medical, Inc.	37,500	1,435
		27,280
Health Care Providers & Services - 3.0%
Aetna, Inc.	142,266	6,217
Brookdale Senior Living, Inc. (a)	137,172	3,218
HMS Holdings Corp. (a)	42,100	972
McKesson Corp.	147,069	13,723
WellPoint, Inc.	211,603	12,967
		37,097
Health Care Technology - 0.0%
HealthStream, Inc. (a)	18,700	478
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	76,347	3,627
QIAGEN NV (a)(d)	211,695	3,694
Thermo Fisher Scientific, Inc.	29,500	1,801
		9,122
Pharmaceuticals - 6.2%
Abbott Laboratories	138,175	9,053
Cardiome Pharma Corp. (a)	556,726	150
Elan Corp. PLC sponsored ADR (a)	309,500	3,343
Eli Lilly & Co.	105,482	5,130
Endo Pharmaceuticals Holdings, Inc. (a)	56,700	1,625
GlaxoSmithKline PLC sponsored ADR	96,311	4,324
Johnson & Johnson	150,287	10,643
Merck & Co., Inc.	476,146	21,727
Optimer Pharmaceuticals, Inc. (a)	58,700	560
Pfizer, Inc.	648,643	16,132
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	131,600	$ 3,323
XenoPort, Inc. (a)	108,620	894
		76,904
TOTAL HEALTH CARE		180,028
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	22,074	1,276
Honeywell International, Inc.	100,820	6,174
Raytheon Co.	77,901	4,406
Rockwell Collins, Inc.	145,380	7,789
Spirit AeroSystems Holdings, Inc. Class A (a)	78,752	1,231
The Boeing Co.	92,671	6,528
United Technologies Corp.	61,235	4,786
		32,190
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	49,332	2,976
United Parcel Service, Inc. Class B	148,775	10,898
		13,874
Building Products - 0.6%
Owens Corning (a)	207,204	6,960
Quanex Building Products Corp.	63,845	1,262
		8,222
Commercial Services & Supplies - 0.5%
Interface, Inc.	299,037	4,279
Republic Services, Inc.	65,500	1,857
		6,136
Electrical Equipment - 0.9%
AMETEK, Inc.	89,770	3,191
Emerson Electric Co.	56,625	2,742
Regal-Beloit Corp.	21,500	1,401
Roper Industries, Inc.	35,065	3,828
		11,162
Industrial Conglomerates - 2.8%
Danaher Corp.	32,350	1,673
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	1,348,618	$ 28,402
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	165,453	4,150
		34,225
Machinery - 1.3%
Cummins, Inc.	6,100	571
Illinois Tool Works, Inc.	46,779	2,869
Ingersoll-Rand PLC	247,432	11,637
Invensys PLC	264,700	973
PACCAR, Inc.	9,400	407
		16,457
Professional Services - 1.2%
Acacia Research Corp. (a)	254,718	6,615
Bureau Veritas SA	28,990	3,079
Michael Page International PLC	620,144	3,607
Nielsen Holdings B.V. (a)	39,500	1,142
		14,443
TOTAL INDUSTRIALS		136,709
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 2.4%
Acme Packet, Inc. (a)	84,500	1,398
Brocade Communications Systems, Inc. (a)	427,844	2,268
Cisco Systems, Inc.	873,261	14,968
Juniper Networks, Inc. (a)	169,774	2,813
Polycom, Inc. (a)	201,306	2,017
QUALCOMM, Inc.	94,350	5,527
Riverbed Technology, Inc. (a)	28,894	534
		29,525
Computers & Peripherals - 5.4%
Apple, Inc.	96,485	57,419
EMC Corp. (a)	235,217	5,744
Fusion-io, Inc. (a)	19,400	458
Hewlett-Packard Co.	187,458	2,596
		66,217
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.3%
Aeroflex Holding Corp. (a)	277,599	$ 1,766
Corning, Inc.	166,221	1,953
		3,719
Internet Software & Services - 2.6%
Cornerstone OnDemand, Inc. (a)	71,846	2,011
Demandware, Inc. (d)	28,731	853
ExactTarget, Inc.	46,953	1,095
Google, Inc. Class A (a)	41,287	28,066
Responsys, Inc. (a)	25,638	229
		32,254
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	125,308	8,352
Fidelity National Information Services, Inc.	133,876	4,401
IBM Corp.	37,669	7,328
MasterCard, Inc. Class A	37,100	17,101
Paychex, Inc.	353,295	11,457
The Western Union Co.	361,865	4,596
Visa, Inc. Class A	90,070	12,498
		65,733
Semiconductors & Semiconductor Equipment - 0.7%
Axcelis Technologies, Inc. (a)	356,855	327
Lam Research Corp. (a)	113,766	4,027
NXP Semiconductors NV (a)	189,368	4,594
		8,948
Software - 3.5%
Citrix Systems, Inc. (a)	49,304	3,047
Concur Technologies, Inc. (a)	34,176	2,263
Electronic Arts, Inc. (a)	242,291	2,992
Guidewire Software, Inc.	17,400	533
Imperva, Inc.	11,700	369
Microsoft Corp.	816,649	23,303
Nuance Communications, Inc. (a)	122,966	2,737
Oracle Corp.	120,636	3,746
salesforce.com, Inc. (a)	17,800	2,598
ServiceNow, Inc.	2,900	89
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	20,500	$ 1,738
Workday, Inc.	6,300	306
		43,721
TOTAL INFORMATION TECHNOLOGY		250,117
MATERIALS - 0.8%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	800	62
Airgas, Inc.	34,352	3,056
E.I. du Pont de Nemours & Co.	32,400	1,442
The Dow Chemical Co.	28,100	823
W.R. Grace & Co. (a)	70,850	4,546
		9,929
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	72,903	3,254
UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp.	127,418	5,826
TOTAL COMMON STOCKS (Cost $1,080,099)		1,210,410
Nonconvertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	37,822	2,511
Volkswagen AG	24,880	5,147
		7,658
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,665)		7,658
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (e) (Cost $395)	$ 395	$ 272
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	19,891,578	19,892
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	8,778,519	8,779
TOTAL MONEY MARKET FUNDS (Cost $28,671)		28,671
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,114,830)		1,247,011
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(9,931)
NET ASSETS - 100%		$ 1,237,080
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $272,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 395
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	153
Total	$ 161
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 143,365	$ 143,365	$ -	$ -
Consumer Staples	106,077	106,077	-	-
Energy	154,197	145,782	8,415	-
Financials	228,566	227,319	1,247	-
Health Care	180,028	180,028	-	-
Industrials	136,709	136,709	-	-
Information Technology	250,117	250,117	-	-
Materials	9,929	9,929	-	-
Telecommunication Services	3,254	3,254	-	-
Utilities	5,826	5,826	-	-
Corporate Bonds	272	-	272	-
Money Market Funds	28,671	28,671	-	-
Total Investments in Securities:	$ 1,247,011	$ 1,237,077	$ 9,934	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,373) - See accompanying schedule: Unaffiliated issuers (cost $1,086,159)	$ 1,218,340
Fidelity Central Funds (cost $28,671)	28,671
Total Investments (cost $1,114,830)		$ 1,247,011
Cash		149
Receivable for investments sold		5,380
Receivable for fund shares sold		1,408
Dividends receivable		692
Interest receivable		2
Distributions receivable from Fidelity Central Funds		22
Other receivables		21
Total assets		1,254,685

Liabilities
Payable for investments purchased	$ 6,524
Payable for fund shares redeemed	1,373
Accrued management fee	638
Other affiliated payables	247
Other payables and accrued expenses	44
Collateral on securities loaned, at value	8,779
Total liabilities		17,605

Net Assets		$ 1,237,080
Net Assets consist of:
Paid in capital		$ 1,118,582
Undistributed net investment income		6,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,180
Net Assets, for 61,405 shares outstanding		$ 1,237,080
Net Asset Value, offering price and redemption price per share ($1,237,080 ÷ 61,405 shares)		$ 20.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 10,713
Interest		6
Income from Fidelity Central Funds		161
Total income		10,880

Expenses
Management fee Basic fee	$ 3,008
Performance adjustment	203
Transfer agent fees	1,175
Accounting and security lending fees	178
Custodian fees and expenses	35
Independent trustees' compensation	4
Registration fees	21
Audit	26
Legal	2
Miscellaneous	7
Total expenses before reductions	4,659
Expense reductions	(6)	4,653
Net investment income (loss)		6,227
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,429
Foreign currency transactions	(8)
Total net realized gain (loss)		22,421
Change in net unrealized appreciation (depreciation) on: Investment securities	16,530
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		16,529
Net gain (loss)		38,950
Net increase (decrease) in net assets resulting from operations		$ 45,177

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,227	$ 7,737
Net realized gain (loss)	22,421	(15,258)
Change in net unrealized appreciation (depreciation)	16,529	18,117
Net increase (decrease) in net assets resulting from operations	45,177	10,596
Distributions to shareholders from net investment income	(1,390)	(7,156)
Distributions to shareholders from net realized gain	-	(1,333)
Total distributions	(1,390)	(8,489)
Share transactions Proceeds from sales of shares	366,705	213,397
Reinvestment of distributions	1,344	8,243
Cost of shares redeemed	(126,206)	(331,011)
Net increase (decrease) in net assets resulting from share transactions	241,843	(109,371)
Total increase (decrease) in net assets	285,630	(107,264)

Net Assets
Beginning of period	951,450	1,058,714
End of period (including undistributed net investment income of $6,169 and undistributed net investment income of $1,332, respectively)	$ 1,237,080	$ 951,450
Other Information Shares
Sold	19,256	11,864
Issued in reinvestment of distributions	74	481
Redeemed	(6,593)	(19,098)
Net increase (decrease)	12,737	(6,753)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 19.10	$ 16.55	$ 11.06	$ 17.90	$ 18.72
Income from Investment Operations
Net investment income (loss) D	.11	.16	.11	.05	.15	.12
Net realized and unrealized gain (loss)	.52	.46	2.55	5.52	(6.84)	(.45)
Total from investment operations	.63	.62	2.66	5.57	(6.69)	(.33)
Distributions from net investment income	(.03)	(.15)	(.09)	(.08)	(.15)	(.12)
Distributions from net realized gain	-	(.03)	(.02)	-	-	(.37)
Total distributions	(.03)	(.17) H	(.11)	(.08)	(.15)	(.49)
Net asset value, end of period	$ 20.15	$ 19.55	$ 19.10	$ 16.55	$ 11.06	$ 17.90
Total Return B, C	3.23%	3.40%	16.14%	50.48%	(37.37)%	(1.99)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	1.03%	.94%	1.04%	.84%	.98%
Expenses net of fee waivers, if any	.86% A	1.03%	.94%	1.04%	.84%	.98%
Expenses net of all reductions	.86% A	1.02%	.93%	1.02%	.83%	.97%
Net investment income (loss)	1.15% A	.88%	.66%	.32%	1.19%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 1,237	$ 951	$ 1,059	$ 1,088	$ 587	$ 1,101
Portfolio turnover rate F	53% A	64%	108%	186%	159%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.027 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party

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3. Significant Accounting Policies - continued

Security Valuation - continued

pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, equity-debt reclassifications, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 185,711
Gross unrealized depreciation	(62,880)
Net unrealized appreciation (depreciation) on securities and other investments	$ 122,831

Tax cost	$ 1,124,180

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (10,819)
No expiration
Short-term	(5,974)
Long-term	(11,930)
Total no expiration	(17,904)
Total capital loss carryforward	$ (28,723)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $515,880 and $286,130, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $153, including $4 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

LCS-USAN-1212
1.784861.109

Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Mid-Cap Stock	.73%
Actual		$ 1,000.00	$ 993.20	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class K	.58%
Actual		$ 1,000.00	$ 993.80	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Church & Dwight Co., Inc.	1.6	1.5
Brookdale Senior Living, Inc.	1.4	0.4
HollyFrontier Corp.	1.4	0.0
Gartner, Inc. Class A	1.3	1.2
HeartWare International, Inc.	1.3	0.9
Henry Schein, Inc.	1.3	1.3
SL Green Realty Corp.	1.2	0.8
Kansas City Southern	1.2	1.3
Acacia Research Corp.	1.1	0.8
Oceaneering International, Inc.	1.1	1.0
	12.9
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	17.7
Health Care	14.5	13.1
Information Technology	14.5	16.6
Consumer Discretionary	11.5	15.9
Industrials	10.4	10.9
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 94.1%		Stocks 99.2%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	7.1%	** Foreign investments	7.6%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,135,536	$ 31,943
Distributors - 0.4%
Pool Corp.	628,500	26,472
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc. Class A	854,629	11,033
Bravo Brio Restaurant Group, Inc. (a)	626,132	8,265
Domino's Pizza, Inc.	536,200	21,780
Jubilant Foodworks Ltd. (a)	590,362	13,858
Red Robin Gourmet Burgers, Inc. (a)	500,000	16,700
Texas Roadhouse, Inc. Class A	1,000,000	16,280
Wyndham Worldwide Corp.	489,700	24,681
		112,597
Household Durables - 3.2%
D.R. Horton, Inc.	1,210,333	25,369
Lennar Corp. Class A (d)	713,500	26,735
M/I Homes, Inc. (a)	604,190	13,443
NVR, Inc. (a)	56,900	51,423
Toll Brothers, Inc. (a)	1,630,187	53,812
Tupperware Brands Corp.	578,800	34,207
		204,989
Leisure Equipment & Products - 1.1%
Amer Group PLC (A Shares)	850,000	12,031
Brunswick Corp.	825,500	19,474
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	36,327
		67,832
Media - 1.2%
Discovery Communications, Inc. (a)	542,800	32,036
Scripps Networks Interactive, Inc. Class A	520,200	31,587
Shutterstock, Inc.	608,200	14,445
		78,068
Specialty Retail - 2.3%
Fast Retailing Co. Ltd.	85,200	18,976
PT ACE Hardware Indonesia Tbk	17,015,500	12,401
Ross Stores, Inc.	280,700	17,109
Sally Beauty Holdings, Inc. (a)	1,274,000	30,678
Tractor Supply Co.	504,300	48,534
Ulta Salon, Cosmetics & Fragrance, Inc.	227,000	20,934
		148,632
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	800,000	$ 14,154
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,000,000	52,260
		66,414
TOTAL CONSUMER DISCRETIONARY		736,947
CONSUMER STAPLES - 5.4%
Beverages - 2.5%
Beam, Inc.	1,223,300	67,967
Brown-Forman Corp. Class B (non-vtg.)	519,000	33,247
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,677,400	59,279
		160,493
Food & Staples Retailing - 0.3%
United Natural Foods, Inc. (a)	348,426	18,550
Food Products - 0.2%
The Hershey Co.	225,000	15,491
Household Products - 1.6%
Church & Dwight Co., Inc.	1,995,400	101,282
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A (d)	759,500	35,947
Tobacco - 0.2%
Philip Morris CR A/S	22,800	12,216
TOTAL CONSUMER STAPLES		343,979
ENERGY - 7.8%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc. (d)	534,700	37,023
Dresser-Rand Group, Inc. (a)	631,809	32,557
Helmerich & Payne, Inc.	454,000	21,701
Oceaneering International, Inc.	1,364,500	71,404
		162,685
Oil, Gas & Consumable Fuels - 5.3%
Cabot Oil & Gas Corp.	820,000	38,524
Concho Resources, Inc. (a)	225,600	19,429
EQT Corp.	275,000	16,673
EV Energy Partners LP	676,900	44,161
Holly Energy Partners LP	457,200	30,221
HollyFrontier Corp.	2,300,000	88,849
Oasis Petroleum, Inc. (a)	696,300	20,450
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	450,000	$ 29,412
SM Energy Co.	586,600	31,629
Southwestern Energy Co. (a)	500,000	17,350
		336,698
TOTAL ENERGY		499,383
FINANCIALS - 20.7%
Capital Markets - 0.2%
ICAP PLC	2,823,600	14,813
Commercial Banks - 6.5%
Bank of the Ozarks, Inc.	634,396	20,770
CIT Group, Inc. (a)	824,300	30,680
City National Corp.	782,000	39,960
Cullen/Frost Bankers, Inc.	675,600	37,361
Fifth Third Bancorp	1,421,300	20,651
First Niagara Financial Group, Inc.	7,193,000	59,558
First Republic Bank	1,176,500	40,413
FirstMerit Corp.	1,942,500	26,923
FNB Corp., Pennsylvania	2,502,500	26,852
Huntington Bancshares, Inc.	3,646,900	23,304
M&T Bank Corp.	225,000	23,423
Texas Capital Bancshares, Inc. (a)	425,000	20,175
UMB Financial Corp.	405,000	18,035
Webster Financial Corp.	1,372,600	30,197
		418,302
Diversified Financial Services - 1.4%
KKR Financial Holdings LLC	6,047,509	61,745
MSCI, Inc. Class A (a)	959,900	25,860
		87,605
Insurance - 3.7%
Arch Capital Group Ltd. (a)	815,600	36,009
Direct Line Insurance Grup PLC	10,565,300	33,162
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	50,044
Fidelity National Financial, Inc. Class A	2,914,400	62,397
First American Financial Corp.	1,561,400	35,522
Jardine Lloyd Thompson Group PLC	1,754,594	21,052
		238,186
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 6.9%
American Capital Agency Corp.	493,200	$ 16,285
Cys Investments, Inc. (d)	1,281,500	17,198
Digital Realty Trust, Inc.	484,700	29,775
Essex Property Trust, Inc.	401,400	60,210
Kimco Realty Corp.	2,264,800	44,209
MFA Financial, Inc.	2,301,000	18,799
Rayonier, Inc.	500,000	24,505
Retail Properties America, Inc.	1,164,196	14,250
SL Green Realty Corp.	1,007,400	75,857
The Macerich Co.	1,223,100	69,717
Two Harbors Investment Corp.	2,514,200	29,994
Ventas, Inc.	642,175	40,630
		441,429
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	1,127,600	20,319
Realogy Holdings Corp.	400,100	14,220
		34,539
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)(d)	2,771,544	4,767
Ocwen Financial Corp. (a)	1,624,900	62,672
Radian Group, Inc. (d)	4,363,000	20,462
		87,901
TOTAL FINANCIALS		1,322,775
HEALTH CARE - 14.5%
Biotechnology - 3.2%
Achillion Pharmaceuticals, Inc. (a)	2,717,800	25,656
Alkermes PLC (a)	268,481	4,975
ARIAD Pharmaceuticals, Inc. (a)	797,500	17,186
BioMarin Pharmaceutical, Inc. (a)	774,800	28,699
Clovis Oncology, Inc.	308,700	6,659
Merrimack Pharmaceuticals, Inc. (d)	126,800	784
Synageva BioPharma Corp. (a)	566,836	23,966
Theravance, Inc. (a)	1,035,400	23,307
Vertex Pharmaceuticals, Inc. (a)	1,381,800	66,658
ZIOPHARM Oncology, Inc. (a)(d)	1,629,100	7,673
		205,563
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.5%
DENTSPLY International, Inc.	649,500	$ 23,928
HeartWare International, Inc. (a)(d)(e)	984,900	82,712
Hill-Rom Holdings, Inc.	876,700	24,627
Mako Surgical Corp. (a)(d)	736,236	11,154
Volcano Corp. (a)	653,000	18,689
		161,110
Health Care Providers & Services - 4.7%
Air Methods Corp. (a)	138,900	15,228
Brookdale Senior Living, Inc. (a)	3,812,400	89,439
Corvel Corp. (a)	350,000	14,886
Emeritus Corp. (a)	950,000	21,328
Health Net, Inc. (a)	910,300	19,590
Henry Schein, Inc. (a)	1,120,700	82,685
HMS Holdings Corp. (a)	941,700	21,744
MWI Veterinary Supply, Inc. (a)	155,885	16,371
Quest Diagnostics, Inc.	350,000	20,202
		301,473
Health Care Technology - 0.3%
HealthStream, Inc. (a)	650,000	16,601
Life Sciences Tools & Services - 1.3%
Eurofins Scientific SA	171,700	26,550
Illumina, Inc. (a)(d)	1,158,900	55,059
		81,609
Pharmaceuticals - 2.5%
Endo Pharmaceuticals Holdings, Inc. (a)	500,000	14,330
Impax Laboratories, Inc. (a)	1,101,400	23,405
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	14,793
Perrigo Co.	557,300	64,095
Shire PLC	807,600	22,709
ViroPharma, Inc. (a)	884,500	22,334
		161,666
TOTAL HEALTH CARE		928,022
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.6%
KEYW Holding Corp. (a)	1,330,500	16,152
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	1,159,800	$ 29,239
TransDigm Group, Inc.	441,800	58,852
		104,243
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	265,300	16,006
Hub Group, Inc. Class A (a)	600,000	18,606
		34,612
Building Products - 0.5%
Owens Corning (a)	936,416	31,454
Commercial Services & Supplies - 1.6%
Clean Harbors, Inc. (a)	616,000	35,944
Interface, Inc.	2,758,100	39,468
The Geo Group, Inc.	853,300	23,653
US Ecology, Inc.	219,581	5,211
		104,276
Construction & Engineering - 0.0%
MasTec, Inc. (a)	91,581	2,066
Electrical Equipment - 0.4%
Regal-Beloit Corp.	400,000	26,072
Machinery - 0.6%
Donaldson Co., Inc.	1,142,500	36,868
Professional Services - 3.2%
Acacia Research Corp. (a)	2,793,600	72,549
Advisory Board Co. (a)	373,700	17,751
Bureau Veritas SA	200,000	21,239
IHS, Inc. Class A (a)	372,700	31,452
Kforce, Inc. (a)	1,195,200	13,326
Michael Page International PLC	2,572,660	14,962
Towers Watson & Co.	636,200	34,170
		205,449
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	200,000	11,740
Kansas City Southern	941,500	75,753
		87,493
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
United Rentals, Inc. (a)	845,173	$ 34,365
TOTAL INDUSTRIALS		666,898
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	3,800,200	20,141
Infinera Corp. (a)(d)	833,556	4,101
Palo Alto Networks, Inc. (d)	266,600	14,658
		38,900
Computers & Peripherals - 0.2%
Fusion-io, Inc. (a)	621,400	14,665
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	1,156,600	40,747
Fabrinet (a)	1,172,331	11,290
Tech Data Corp. (a)	450,000	19,940
Universal Display Corp. (a)	256,159	8,397
		80,374
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (a)	1,006,600	38,241
Blinkx PLC (a)(d)(e)	19,286,276	22,253
Cornerstone OnDemand, Inc. (a)	1,050,400	29,401
CoStar Group, Inc. (a)	373,600	30,971
Demandware, Inc. (d)	742,185	22,035
Equinix, Inc. (a)	365,000	65,850
Responsys, Inc. (a)	650,000	5,811
SciQuest, Inc. (a)	890,405	13,516
VeriSign, Inc. (a)	645,800	23,940
		252,018
IT Services - 2.6%
Fidelity National Information Services, Inc.	1,073,386	35,282
Gartner, Inc. Class A (a)	1,832,100	85,028
Teradata Corp. (a)	325,000	22,201
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	23,100
		165,611
Semiconductors & Semiconductor Equipment - 0.7%
Linear Technology Corp.	500,000	15,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	1,542,000	$ 9,483
Semtech Corp. (a)	776,600	19,392
		44,505
Software - 5.2%
ANSYS, Inc. (a)	977,700	69,299
Aspen Technology, Inc. (a)	1,152,400	28,556
Check Point Software Technologies Ltd. (a)	326,000	14,517
Citrix Systems, Inc. (a)	301,100	18,611
Comverse Technology, Inc. (a)	1,261,603	8,314
Concur Technologies, Inc. (a)	674,200	44,652
Imperva, Inc.	540,000	17,026
NetSuite, Inc. (a)	210,200	13,350
Nuance Communications, Inc. (a)	713,300	15,878
Red Hat, Inc. (a)	512,300	25,190
Royalblue Group PLC	484,200	10,392
ServiceNow, Inc. (d)	768,700	23,561
TIBCO Software, Inc. (a)	1,484,000	37,412
Workday, Inc.	79,700	3,865
		330,623
TOTAL INFORMATION TECHNOLOGY		926,696
MATERIALS - 2.7%
Chemicals - 1.5%
Airgas, Inc.	494,900	44,031
Cytec Industries, Inc.	772,400	53,157
		97,188
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	616,000	45,085
Metals & Mining - 0.5%
Harry Winston Diamond Corp. (a)	1,006,800	14,446
Ivanplats Ltd. Class A (g)	1,025,536	4,288
Turquoise Hill Resources Ltd. (a)	1,520,775	11,892
		30,626
TOTAL MATERIALS		172,899
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
tw telecom, inc. (a)	1,947,200	49,595
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.8%
Electric Utilities - 3.0%
Cleco Corp.	900,000	$ 38,835
El Paso Electric Co.	574,628	19,532
Northeast Utilities	1,590,800	62,518
OGE Energy Corp.	684,400	39,408
PNM Resources, Inc.	1,554,700	34,452
		194,745
Gas Utilities - 1.4%
National Fuel Gas Co.	1,063,900	56,068
ONEOK, Inc.	677,800	32,060
		88,128
Multi-Utilities - 1.4%
Alliant Energy Corp.	1,492,600	66,719
TECO Energy, Inc.	1,162,200	20,769
		87,488
TOTAL UTILITIES		370,361
TOTAL COMMON STOCKS (Cost $5,346,537)		6,017,555
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 0.19% (b)	386,923,520	386,924
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	177,084,806	177,085
TOTAL MONEY MARKET FUNDS (Cost $564,009)		564,009
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $5,910,546)		6,581,564
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(184,608)
NET ASSETS - 100%		$ 6,396,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,615,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ivanplats Ltd. Class A	10/23/12	$ 4,967
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 162
Fidelity Securities Lending Cash Central Fund	480
Total	$ 642
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blinkx PLC	$ 16,826	$ -	$ -	$ -	$ 22,253
HeartWare International, Inc.	61,970	18,243	-	-	82,712
SciQuest, Inc.	22,277	-	9,450	-	-
Sunrise Senior Living, Inc.	20,410	-	46,474	-	-
Total	$ 121,483	$ 18,243	$ 55,924	$ -	$ 104,965
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 736,947	$ 700,620	$ -	$ 36,327
Consumer Staples	343,979	343,979	-	-
Energy	499,383	499,383	-	-
Financials	1,322,775	1,322,775	-	-
Health Care	928,022	905,313	22,709	-
Industrials	666,898	666,898	-	-
Information Technology	926,696	926,696	-	-
Materials	172,899	168,611	4,288	-
Telecommunication Services	49,595	49,595	-	-
Utilities	370,361	370,361	-	-
Money Market Funds	564,009	564,009	-	-
Total Investments in Securities:	$ 6,581,564	$ 6,518,240	$ 26,997	$ 36,327

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 67,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $173,084) - See accompanying schedule: Unaffiliated issuers (cost $5,240,585)	$ 5,912,590
Fidelity Central Funds (cost $564,009)	564,009
Other affiliated issuers (cost $105,952)	104,965
Total Investments (cost $5,910,546)		$ 6,581,564
Receivable for investments sold		4,929
Receivable for fund shares sold		3,968
Dividends receivable		8,013
Distributions receivable from Fidelity Central Funds		142
Other receivables		518
Total assets		6,599,134

Liabilities
Payable for investments purchased	$ 2,280
Payable for fund shares redeemed	18,819
Accrued management fee	2,693
Other affiliated payables	979
Other payables and accrued expenses	322
Collateral on securities loaned, at value	177,085
Total liabilities		202,178

Net Assets		$ 6,396,956
Net Assets consist of:
Paid in capital		$ 5,667,053
Undistributed net investment income		29,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,717
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		671,014
Net Assets		$ 6,396,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012 (Unaudited)

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($4,733,008 ÷ 161,331 shares)	$ 29.34

Class K: Net Asset Value, offering price and redemption price per share ($1,663,948 ÷ 56,710 shares)	$ 29.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 51,634
Interest		160
Income from Fidelity Central Funds		642
Total income		52,436

Expenses
Management fee Basic fee	$ 17,977
Performance adjustment	(1,702)
Transfer agent fees	5,290
Accounting and security lending fees	585
Custodian fees and expenses	74
Independent trustees' compensation	24
Registration fees	44
Audit	33
Legal	18
Miscellaneous	42
Total expenses before reductions	22,385
Expense reductions	(136)	22,249
Net investment income (loss)		30,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,842
Other affiliated issuers	34,253
Foreign currency transactions	(76)
Total net realized gain (loss)		69,019
Change in net unrealized appreciation (depreciation) on: Investment securities	(154,532)
Assets and liabilities in foreign currencies	(22)
Total change in net unrealized appreciation (depreciation)		(154,554)
Net gain (loss)		(85,535)
Net increase (decrease) in net assets resulting from operations		$ (55,348)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,187	$ 27,945
Net realized gain (loss)	69,019	125,326
Change in net unrealized appreciation (depreciation)	(154,554)	(344,865)
Net increase (decrease) in net assets resulting from operations	(55,348)	(191,594)
Distributions to shareholders from net investment income	(9,333)	(13,303)
Distributions to shareholders from net realized gain	(118,152)	(413,018)
Total distributions	(127,485)	(426,321)
Share transactions - net increase (decrease)	(233,686)	(1,509,888)
Redemption fees	29	270
Total increase (decrease) in net assets	(416,490)	(2,127,533)

Net Assets
Beginning of period	6,813,446	8,940,979
End of period (including undistributed net investment income of $29,172 and undistributed net investment income of $8,318, respectively)	$ 6,396,956	$ 6,813,446

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43
Income from Investment Operations
Net investment income (loss) D	.13	.10	.01	.08	.02	(.06)
Net realized and unrealized gain (loss)	(.37)	(.18)	4.59	10.59	(10.58)	(2.44)
Total from investment operations	(.24)	(.08)	4.60	10.67	(10.56)	(2.50)
Distributions from net investment income	(.04)	(.05)	(.04) I	(.06)	(.02) I	-
Distributions from net realized gain	(.53)	(1.50)	(.04) I	-	(.29) I	(2.41)
Total distributions	(.57)	(1.55)	(.08)	(.06)	(.31)	(2.41)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 29.34	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52
Total Return B,C	(.68)%	.19%	16.95%	64.11%	(38.76)%	(8.49)%
Ratios to Average Net Assets E,G
Expenses before reductions	.73% A	.86%	.61%	.65%	.73%	.95%
Expenses net of fee waivers, if any	.73% A	.86%	.61%	.65%	.73%	.95%
Expenses net of all reductions	.73% A	.85%	.59%	.64%	.72%	.94%
Net investment income (loss)	.90% A	.36%	.04%	.38%	.11%	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,733	$ 5,170	$ 7,120	$ 7,475	$ 4,763	$ 12,974
Portfolio turnover rate F	38% A	52%	131%	85%	73%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06	.14	.05
Net realized and unrealized gain (loss)	(.37)	(.19)	4.58	10.58	(11.39)
Total from investment operations	(.22)	(.04)	4.64	10.72	(11.34)
Distributions from net investment income	(.05)	(.08)	(.09) K	(.09)	(.07) K
Distributions from net realized gain	(.53)	(1.50)	(.04) K	-	(.29) K
Total distributions	(.59) J	(1.58)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 29.34	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Total Return B,C	(.62)%	.35%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.69%	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.58% A	.69%	.43%	.43%	.52% A
Expenses net of all reductions	.58% A	.68%	.42%	.41%	.52% A
Net investment income (loss)	1.05% A	.52%	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,664	$ 1,643	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	38% A	52%	131%	85%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.59 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.531 per share.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,021,382
Gross unrealized depreciation	(351,093)
Net unrealized appreciation (depreciation) on securities and other investments	$ 670,289

Tax cost	$ 5,911,275

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,182,692 and $1,832,226, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 4,886.20
Class K	404.05
	$ 5,290

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,477. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $480, including $39 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $136 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by forty-one dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2012	Year ended April 30, 2012
From net investment income
Mid-Cap Stock	$ 6,369	$ 9,342
Class K	2,964	3,961
Total	$ 9,333	$ 13,303
From net realized gain
Mid-Cap Stock	$ 89,008	$ 325,810
Class K	29,144	87,208
Total	$ 118,152	$ 413,018

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012	Six months ended October 31, 2012	Year ended April 30, 2012
Mid-Cap Stock
Shares sold	5,855	17,828	$ 169,863	$ 499,432
Reinvestment of distributions	3,356	11,764	92,496	326,527
Shares redeemed	(19,343)	(82,143)	(559,005)	(2,288,341)
Net increase (decrease)	(10,132)	(52,551)	$ (296,646)	$ (1,462,382)
Class K
Shares sold	7,292	27,136	$ 211,950	$ 760,031
Reinvestment of distributions	1,165	3,288	32,107	91,169
Shares redeemed	(6,239)	(33,243)	(181,097)	(898,706)
Net increase (decrease)	2,218	(2,819)	$ 62,960	$ (47,506)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCS-USAN-1212
1.784862.109

Fidelity®

Mid-Cap Stock

Fund -
Class K

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Mid-Cap Stock	.73%
Actual		$ 1,000.00	$ 993.20	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class K	.58%
Actual		$ 1,000.00	$ 993.80	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Church & Dwight Co., Inc.	1.6	1.5
Brookdale Senior Living, Inc.	1.4	0.4
HollyFrontier Corp.	1.4	0.0
Gartner, Inc. Class A	1.3	1.2
HeartWare International, Inc.	1.3	0.9
Henry Schein, Inc.	1.3	1.3
SL Green Realty Corp.	1.2	0.8
Kansas City Southern	1.2	1.3
Acacia Research Corp.	1.1	0.8
Oceaneering International, Inc.	1.1	1.0
	12.9
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	17.7
Health Care	14.5	13.1
Information Technology	14.5	16.6
Consumer Discretionary	11.5	15.9
Industrials	10.4	10.9
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 94.1%		Stocks 99.2%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	7.1%	** Foreign investments	7.6%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,135,536	$ 31,943
Distributors - 0.4%
Pool Corp.	628,500	26,472
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc. Class A	854,629	11,033
Bravo Brio Restaurant Group, Inc. (a)	626,132	8,265
Domino's Pizza, Inc.	536,200	21,780
Jubilant Foodworks Ltd. (a)	590,362	13,858
Red Robin Gourmet Burgers, Inc. (a)	500,000	16,700
Texas Roadhouse, Inc. Class A	1,000,000	16,280
Wyndham Worldwide Corp.	489,700	24,681
		112,597
Household Durables - 3.2%
D.R. Horton, Inc.	1,210,333	25,369
Lennar Corp. Class A (d)	713,500	26,735
M/I Homes, Inc. (a)	604,190	13,443
NVR, Inc. (a)	56,900	51,423
Toll Brothers, Inc. (a)	1,630,187	53,812
Tupperware Brands Corp.	578,800	34,207
		204,989
Leisure Equipment & Products - 1.1%
Amer Group PLC (A Shares)	850,000	12,031
Brunswick Corp.	825,500	19,474
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	36,327
		67,832
Media - 1.2%
Discovery Communications, Inc. (a)	542,800	32,036
Scripps Networks Interactive, Inc. Class A	520,200	31,587
Shutterstock, Inc.	608,200	14,445
		78,068
Specialty Retail - 2.3%
Fast Retailing Co. Ltd.	85,200	18,976
PT ACE Hardware Indonesia Tbk	17,015,500	12,401
Ross Stores, Inc.	280,700	17,109
Sally Beauty Holdings, Inc. (a)	1,274,000	30,678
Tractor Supply Co.	504,300	48,534
Ulta Salon, Cosmetics & Fragrance, Inc.	227,000	20,934
		148,632
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	800,000	$ 14,154
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,000,000	52,260
		66,414
TOTAL CONSUMER DISCRETIONARY		736,947
CONSUMER STAPLES - 5.4%
Beverages - 2.5%
Beam, Inc.	1,223,300	67,967
Brown-Forman Corp. Class B (non-vtg.)	519,000	33,247
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,677,400	59,279
		160,493
Food & Staples Retailing - 0.3%
United Natural Foods, Inc. (a)	348,426	18,550
Food Products - 0.2%
The Hershey Co.	225,000	15,491
Household Products - 1.6%
Church & Dwight Co., Inc.	1,995,400	101,282
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A (d)	759,500	35,947
Tobacco - 0.2%
Philip Morris CR A/S	22,800	12,216
TOTAL CONSUMER STAPLES		343,979
ENERGY - 7.8%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc. (d)	534,700	37,023
Dresser-Rand Group, Inc. (a)	631,809	32,557
Helmerich & Payne, Inc.	454,000	21,701
Oceaneering International, Inc.	1,364,500	71,404
		162,685
Oil, Gas & Consumable Fuels - 5.3%
Cabot Oil & Gas Corp.	820,000	38,524
Concho Resources, Inc. (a)	225,600	19,429
EQT Corp.	275,000	16,673
EV Energy Partners LP	676,900	44,161
Holly Energy Partners LP	457,200	30,221
HollyFrontier Corp.	2,300,000	88,849
Oasis Petroleum, Inc. (a)	696,300	20,450
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	450,000	$ 29,412
SM Energy Co.	586,600	31,629
Southwestern Energy Co. (a)	500,000	17,350
		336,698
TOTAL ENERGY		499,383
FINANCIALS - 20.7%
Capital Markets - 0.2%
ICAP PLC	2,823,600	14,813
Commercial Banks - 6.5%
Bank of the Ozarks, Inc.	634,396	20,770
CIT Group, Inc. (a)	824,300	30,680
City National Corp.	782,000	39,960
Cullen/Frost Bankers, Inc.	675,600	37,361
Fifth Third Bancorp	1,421,300	20,651
First Niagara Financial Group, Inc.	7,193,000	59,558
First Republic Bank	1,176,500	40,413
FirstMerit Corp.	1,942,500	26,923
FNB Corp., Pennsylvania	2,502,500	26,852
Huntington Bancshares, Inc.	3,646,900	23,304
M&T Bank Corp.	225,000	23,423
Texas Capital Bancshares, Inc. (a)	425,000	20,175
UMB Financial Corp.	405,000	18,035
Webster Financial Corp.	1,372,600	30,197
		418,302
Diversified Financial Services - 1.4%
KKR Financial Holdings LLC	6,047,509	61,745
MSCI, Inc. Class A (a)	959,900	25,860
		87,605
Insurance - 3.7%
Arch Capital Group Ltd. (a)	815,600	36,009
Direct Line Insurance Grup PLC	10,565,300	33,162
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	50,044
Fidelity National Financial, Inc. Class A	2,914,400	62,397
First American Financial Corp.	1,561,400	35,522
Jardine Lloyd Thompson Group PLC	1,754,594	21,052
		238,186
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 6.9%
American Capital Agency Corp.	493,200	$ 16,285
Cys Investments, Inc. (d)	1,281,500	17,198
Digital Realty Trust, Inc.	484,700	29,775
Essex Property Trust, Inc.	401,400	60,210
Kimco Realty Corp.	2,264,800	44,209
MFA Financial, Inc.	2,301,000	18,799
Rayonier, Inc.	500,000	24,505
Retail Properties America, Inc.	1,164,196	14,250
SL Green Realty Corp.	1,007,400	75,857
The Macerich Co.	1,223,100	69,717
Two Harbors Investment Corp.	2,514,200	29,994
Ventas, Inc.	642,175	40,630
		441,429
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	1,127,600	20,319
Realogy Holdings Corp.	400,100	14,220
		34,539
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)(d)	2,771,544	4,767
Ocwen Financial Corp. (a)	1,624,900	62,672
Radian Group, Inc. (d)	4,363,000	20,462
		87,901
TOTAL FINANCIALS		1,322,775
HEALTH CARE - 14.5%
Biotechnology - 3.2%
Achillion Pharmaceuticals, Inc. (a)	2,717,800	25,656
Alkermes PLC (a)	268,481	4,975
ARIAD Pharmaceuticals, Inc. (a)	797,500	17,186
BioMarin Pharmaceutical, Inc. (a)	774,800	28,699
Clovis Oncology, Inc.	308,700	6,659
Merrimack Pharmaceuticals, Inc. (d)	126,800	784
Synageva BioPharma Corp. (a)	566,836	23,966
Theravance, Inc. (a)	1,035,400	23,307
Vertex Pharmaceuticals, Inc. (a)	1,381,800	66,658
ZIOPHARM Oncology, Inc. (a)(d)	1,629,100	7,673
		205,563
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.5%
DENTSPLY International, Inc.	649,500	$ 23,928
HeartWare International, Inc. (a)(d)(e)	984,900	82,712
Hill-Rom Holdings, Inc.	876,700	24,627
Mako Surgical Corp. (a)(d)	736,236	11,154
Volcano Corp. (a)	653,000	18,689
		161,110
Health Care Providers & Services - 4.7%
Air Methods Corp. (a)	138,900	15,228
Brookdale Senior Living, Inc. (a)	3,812,400	89,439
Corvel Corp. (a)	350,000	14,886
Emeritus Corp. (a)	950,000	21,328
Health Net, Inc. (a)	910,300	19,590
Henry Schein, Inc. (a)	1,120,700	82,685
HMS Holdings Corp. (a)	941,700	21,744
MWI Veterinary Supply, Inc. (a)	155,885	16,371
Quest Diagnostics, Inc.	350,000	20,202
		301,473
Health Care Technology - 0.3%
HealthStream, Inc. (a)	650,000	16,601
Life Sciences Tools & Services - 1.3%
Eurofins Scientific SA	171,700	26,550
Illumina, Inc. (a)(d)	1,158,900	55,059
		81,609
Pharmaceuticals - 2.5%
Endo Pharmaceuticals Holdings, Inc. (a)	500,000	14,330
Impax Laboratories, Inc. (a)	1,101,400	23,405
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	14,793
Perrigo Co.	557,300	64,095
Shire PLC	807,600	22,709
ViroPharma, Inc. (a)	884,500	22,334
		161,666
TOTAL HEALTH CARE		928,022
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.6%
KEYW Holding Corp. (a)	1,330,500	16,152
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	1,159,800	$ 29,239
TransDigm Group, Inc.	441,800	58,852
		104,243
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	265,300	16,006
Hub Group, Inc. Class A (a)	600,000	18,606
		34,612
Building Products - 0.5%
Owens Corning (a)	936,416	31,454
Commercial Services & Supplies - 1.6%
Clean Harbors, Inc. (a)	616,000	35,944
Interface, Inc.	2,758,100	39,468
The Geo Group, Inc.	853,300	23,653
US Ecology, Inc.	219,581	5,211
		104,276
Construction & Engineering - 0.0%
MasTec, Inc. (a)	91,581	2,066
Electrical Equipment - 0.4%
Regal-Beloit Corp.	400,000	26,072
Machinery - 0.6%
Donaldson Co., Inc.	1,142,500	36,868
Professional Services - 3.2%
Acacia Research Corp. (a)	2,793,600	72,549
Advisory Board Co. (a)	373,700	17,751
Bureau Veritas SA	200,000	21,239
IHS, Inc. Class A (a)	372,700	31,452
Kforce, Inc. (a)	1,195,200	13,326
Michael Page International PLC	2,572,660	14,962
Towers Watson & Co.	636,200	34,170
		205,449
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	200,000	11,740
Kansas City Southern	941,500	75,753
		87,493
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
United Rentals, Inc. (a)	845,173	$ 34,365
TOTAL INDUSTRIALS		666,898
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	3,800,200	20,141
Infinera Corp. (a)(d)	833,556	4,101
Palo Alto Networks, Inc. (d)	266,600	14,658
		38,900
Computers & Peripherals - 0.2%
Fusion-io, Inc. (a)	621,400	14,665
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	1,156,600	40,747
Fabrinet (a)	1,172,331	11,290
Tech Data Corp. (a)	450,000	19,940
Universal Display Corp. (a)	256,159	8,397
		80,374
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (a)	1,006,600	38,241
Blinkx PLC (a)(d)(e)	19,286,276	22,253
Cornerstone OnDemand, Inc. (a)	1,050,400	29,401
CoStar Group, Inc. (a)	373,600	30,971
Demandware, Inc. (d)	742,185	22,035
Equinix, Inc. (a)	365,000	65,850
Responsys, Inc. (a)	650,000	5,811
SciQuest, Inc. (a)	890,405	13,516
VeriSign, Inc. (a)	645,800	23,940
		252,018
IT Services - 2.6%
Fidelity National Information Services, Inc.	1,073,386	35,282
Gartner, Inc. Class A (a)	1,832,100	85,028
Teradata Corp. (a)	325,000	22,201
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	23,100
		165,611
Semiconductors & Semiconductor Equipment - 0.7%
Linear Technology Corp.	500,000	15,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	1,542,000	$ 9,483
Semtech Corp. (a)	776,600	19,392
		44,505
Software - 5.2%
ANSYS, Inc. (a)	977,700	69,299
Aspen Technology, Inc. (a)	1,152,400	28,556
Check Point Software Technologies Ltd. (a)	326,000	14,517
Citrix Systems, Inc. (a)	301,100	18,611
Comverse Technology, Inc. (a)	1,261,603	8,314
Concur Technologies, Inc. (a)	674,200	44,652
Imperva, Inc.	540,000	17,026
NetSuite, Inc. (a)	210,200	13,350
Nuance Communications, Inc. (a)	713,300	15,878
Red Hat, Inc. (a)	512,300	25,190
Royalblue Group PLC	484,200	10,392
ServiceNow, Inc. (d)	768,700	23,561
TIBCO Software, Inc. (a)	1,484,000	37,412
Workday, Inc.	79,700	3,865
		330,623
TOTAL INFORMATION TECHNOLOGY		926,696
MATERIALS - 2.7%
Chemicals - 1.5%
Airgas, Inc.	494,900	44,031
Cytec Industries, Inc.	772,400	53,157
		97,188
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	616,000	45,085
Metals & Mining - 0.5%
Harry Winston Diamond Corp. (a)	1,006,800	14,446
Ivanplats Ltd. Class A (g)	1,025,536	4,288
Turquoise Hill Resources Ltd. (a)	1,520,775	11,892
		30,626
TOTAL MATERIALS		172,899
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
tw telecom, inc. (a)	1,947,200	49,595
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.8%
Electric Utilities - 3.0%
Cleco Corp.	900,000	$ 38,835
El Paso Electric Co.	574,628	19,532
Northeast Utilities	1,590,800	62,518
OGE Energy Corp.	684,400	39,408
PNM Resources, Inc.	1,554,700	34,452
		194,745
Gas Utilities - 1.4%
National Fuel Gas Co.	1,063,900	56,068
ONEOK, Inc.	677,800	32,060
		88,128
Multi-Utilities - 1.4%
Alliant Energy Corp.	1,492,600	66,719
TECO Energy, Inc.	1,162,200	20,769
		87,488
TOTAL UTILITIES		370,361
TOTAL COMMON STOCKS (Cost $5,346,537)		6,017,555
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 0.19% (b)	386,923,520	386,924
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	177,084,806	177,085
TOTAL MONEY MARKET FUNDS (Cost $564,009)		564,009
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $5,910,546)		6,581,564
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(184,608)
NET ASSETS - 100%		$ 6,396,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,615,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ivanplats Ltd. Class A	10/23/12	$ 4,967
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 162
Fidelity Securities Lending Cash Central Fund	480
Total	$ 642
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blinkx PLC	$ 16,826	$ -	$ -	$ -	$ 22,253
HeartWare International, Inc.	61,970	18,243	-	-	82,712
SciQuest, Inc.	22,277	-	9,450	-	-
Sunrise Senior Living, Inc.	20,410	-	46,474	-	-
Total	$ 121,483	$ 18,243	$ 55,924	$ -	$ 104,965
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 736,947	$ 700,620	$ -	$ 36,327
Consumer Staples	343,979	343,979	-	-
Energy	499,383	499,383	-	-
Financials	1,322,775	1,322,775	-	-
Health Care	928,022	905,313	22,709	-
Industrials	666,898	666,898	-	-
Information Technology	926,696	926,696	-	-
Materials	172,899	168,611	4,288	-
Telecommunication Services	49,595	49,595	-	-
Utilities	370,361	370,361	-	-
Money Market Funds	564,009	564,009	-	-
Total Investments in Securities:	$ 6,581,564	$ 6,518,240	$ 26,997	$ 36,327

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 67,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $173,084) - See accompanying schedule: Unaffiliated issuers (cost $5,240,585)	$ 5,912,590
Fidelity Central Funds (cost $564,009)	564,009
Other affiliated issuers (cost $105,952)	104,965
Total Investments (cost $5,910,546)		$ 6,581,564
Receivable for investments sold		4,929
Receivable for fund shares sold		3,968
Dividends receivable		8,013
Distributions receivable from Fidelity Central Funds		142
Other receivables		518
Total assets		6,599,134

Liabilities
Payable for investments purchased	$ 2,280
Payable for fund shares redeemed	18,819
Accrued management fee	2,693
Other affiliated payables	979
Other payables and accrued expenses	322
Collateral on securities loaned, at value	177,085
Total liabilities		202,178

Net Assets		$ 6,396,956
Net Assets consist of:
Paid in capital		$ 5,667,053
Undistributed net investment income		29,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,717
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		671,014
Net Assets		$ 6,396,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012 (Unaudited)

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($4,733,008 ÷ 161,331 shares)	$ 29.34

Class K: Net Asset Value, offering price and redemption price per share ($1,663,948 ÷ 56,710 shares)	$ 29.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 51,634
Interest		160
Income from Fidelity Central Funds		642
Total income		52,436

Expenses
Management fee Basic fee	$ 17,977
Performance adjustment	(1,702)
Transfer agent fees	5,290
Accounting and security lending fees	585
Custodian fees and expenses	74
Independent trustees' compensation	24
Registration fees	44
Audit	33
Legal	18
Miscellaneous	42
Total expenses before reductions	22,385
Expense reductions	(136)	22,249
Net investment income (loss)		30,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,842
Other affiliated issuers	34,253
Foreign currency transactions	(76)
Total net realized gain (loss)		69,019
Change in net unrealized appreciation (depreciation) on: Investment securities	(154,532)
Assets and liabilities in foreign currencies	(22)
Total change in net unrealized appreciation (depreciation)		(154,554)
Net gain (loss)		(85,535)
Net increase (decrease) in net assets resulting from operations		$ (55,348)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,187	$ 27,945
Net realized gain (loss)	69,019	125,326
Change in net unrealized appreciation (depreciation)	(154,554)	(344,865)
Net increase (decrease) in net assets resulting from operations	(55,348)	(191,594)
Distributions to shareholders from net investment income	(9,333)	(13,303)
Distributions to shareholders from net realized gain	(118,152)	(413,018)
Total distributions	(127,485)	(426,321)
Share transactions - net increase (decrease)	(233,686)	(1,509,888)
Redemption fees	29	270
Total increase (decrease) in net assets	(416,490)	(2,127,533)

Net Assets
Beginning of period	6,813,446	8,940,979
End of period (including undistributed net investment income of $29,172 and undistributed net investment income of $8,318, respectively)	$ 6,396,956	$ 6,813,446

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43
Income from Investment Operations
Net investment income (loss) D	.13	.10	.01	.08	.02	(.06)
Net realized and unrealized gain (loss)	(.37)	(.18)	4.59	10.59	(10.58)	(2.44)
Total from investment operations	(.24)	(.08)	4.60	10.67	(10.56)	(2.50)
Distributions from net investment income	(.04)	(.05)	(.04) I	(.06)	(.02) I	-
Distributions from net realized gain	(.53)	(1.50)	(.04) I	-	(.29) I	(2.41)
Total distributions	(.57)	(1.55)	(.08)	(.06)	(.31)	(2.41)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 29.34	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52
Total Return B,C	(.68)%	.19%	16.95%	64.11%	(38.76)%	(8.49)%
Ratios to Average Net Assets E,G
Expenses before reductions	.73% A	.86%	.61%	.65%	.73%	.95%
Expenses net of fee waivers, if any	.73% A	.86%	.61%	.65%	.73%	.95%
Expenses net of all reductions	.73% A	.85%	.59%	.64%	.72%	.94%
Net investment income (loss)	.90% A	.36%	.04%	.38%	.11%	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,733	$ 5,170	$ 7,120	$ 7,475	$ 4,763	$ 12,974
Portfolio turnover rate F	38% A	52%	131%	85%	73%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06	.14	.05
Net realized and unrealized gain (loss)	(.37)	(.19)	4.58	10.58	(11.39)
Total from investment operations	(.22)	(.04)	4.64	10.72	(11.34)
Distributions from net investment income	(.05)	(.08)	(.09) K	(.09)	(.07) K
Distributions from net realized gain	(.53)	(1.50)	(.04) K	-	(.29) K
Total distributions	(.59) J	(1.58)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 29.34	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Total Return B,C	(.62)%	.35%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.69%	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.58% A	.69%	.43%	.43%	.52% A
Expenses net of all reductions	.58% A	.68%	.42%	.41%	.52% A
Net investment income (loss)	1.05% A	.52%	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,664	$ 1,643	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	38% A	52%	131%	85%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.59 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.531 per share.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,021,382
Gross unrealized depreciation	(351,093)
Net unrealized appreciation (depreciation) on securities and other investments	$ 670,289

Tax cost	$ 5,911,275

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,182,692 and $1,832,226, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 4,886.20
Class K	404.05
	$ 5,290

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,477. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $480, including $39 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $136 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by forty-one dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2012	Year ended April 30, 2012
From net investment income
Mid-Cap Stock	$ 6,369	$ 9,342
Class K	2,964	3,961
Total	$ 9,333	$ 13,303
From net realized gain
Mid-Cap Stock	$ 89,008	$ 325,810
Class K	29,144	87,208
Total	$ 118,152	$ 413,018

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012	Six months ended October 31, 2012	Year ended April 30, 2012
Mid-Cap Stock
Shares sold	5,855	17,828	$ 169,863	$ 499,432
Reinvestment of distributions	3,356	11,764	92,496	326,527
Shares redeemed	(19,343)	(82,143)	(559,005)	(2,288,341)
Net increase (decrease)	(10,132)	(52,551)	$ (296,646)	$ (1,462,382)
Class K
Shares sold	7,292	27,136	$ 211,950	$ 760,031
Reinvestment of distributions	1,165	3,288	32,107	91,169
Shares redeemed	(6,239)	(33,243)	(181,097)	(898,706)
Net increase (decrease)	2,218	(2,819)	$ 62,960	$ (47,506)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCS-K-USAN-1212
1.863349.104

Fidelity®

Small Cap Discovery

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	1.08%	$ 1,000.00	$ 1,050.40	$ 5.58
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.76	$ 5.50

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
TCF Financial Corp.	2.8	3.0
Superior Energy Services, Inc.	2.8	1.3
The Geo Group, Inc.	2.7	2.4
Berry Petroleum Co. Class A	2.7	2.4
Hanesbrands, Inc.	2.6	1.5
GrafTech International Ltd.	2.6	0.7
Waddell & Reed Financial, Inc. Class A	2.5	2.7
Tech Data Corp.	2.4	1.4
Spectrum Brands Holdings, Inc.	2.4	2.9
Washington Federal, Inc.	2.4	2.1
	25.9
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	22.9
Information Technology	17.9	16.1
Industrials	16.6	16.4
Consumer Discretionary	15.3	16.0
Health Care	11.2	12.0
Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Stocks 99.3%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	4.8%	** Foreign investments	5.3%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Diversified Consumer Services - 2.0%
Regis Corp. (e)	3,899,914	$ 64,972,567
Household Durables - 6.2%
Ethan Allen Interiors, Inc. (d)(e)	1,500,000	44,115,000
KB Home (d)	3,096,800	49,486,864
M.D.C. Holdings, Inc.	1,000,000	38,240,000
Meritage Homes Corp. (a)	650,000	24,037,000
Tempur-Pedic International, Inc. (a)	1,775,000	46,931,000
		202,809,864
Media - 2.1%
Valassis Communications, Inc. (a)(d)(e)	2,600,000	67,652,000
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. (a)	858,190	27,221,787
Group 1 Automotive, Inc.	450,000	27,904,500
Tsutsumi Jewelry Co. Ltd.	600,000	13,761,744
		68,888,031
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc. (a)	2,600,000	87,022,000
TOTAL CONSUMER DISCRETIONARY		491,344,462
CONSUMER STAPLES - 5.5%
Food Products - 3.1%
Chiquita Brands International, Inc. (a)(e)	3,500,000	25,235,000
Dean Foods Co. (a)	2,700,000	45,468,000
Post Holdings, Inc. (a)	995,571	31,410,265
		102,113,265
Household Products - 2.4%
Spectrum Brands Holdings, Inc.	1,700,000	77,333,000
TOTAL CONSUMER STAPLES		179,446,265
ENERGY - 5.5%
Energy Equipment & Services - 2.8%
Superior Energy Services, Inc. (a)	4,500,000	91,485,000
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A	2,300,000	88,573,000
TOTAL ENERGY		180,058,000
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.4%
Capital Markets - 4.0%
Duff & Phelps Corp. Class A	2,015,000	$ 25,046,450
Monex Group, Inc.	149,643	25,455,993
Waddell & Reed Financial, Inc. Class A	2,450,000	81,658,500
		132,160,943
Commercial Banks - 8.5%
Associated Banc-Corp.	3,500,000	45,115,000
CapitalSource, Inc.	9,600,000	75,936,000
Cathay General Bancorp	2,200,000	38,918,000
National Penn Bancshares, Inc.	3,200,000	28,576,000
TCF Financial Corp.	8,000,000	91,520,000
		280,065,000
Consumer Finance - 0.1%
World Acceptance Corp. (a)(d)	32,110	2,143,664
Insurance - 2.8%
Amerisafe, Inc. (a)(e)	1,126,909	29,581,361
Platinum Underwriters Holdings Ltd.	1,379,990	61,271,556
		90,852,917
Real Estate Investment Trusts - 2.3%
Franklin Street Properties Corp. (e)	4,500,000	51,345,000
Highwoods Properties, Inc. (SBI)	735,000	23,703,750
		75,048,750
Thrifts & Mortgage Finance - 3.7%
Astoria Financial Corp. (d)	4,414,215	44,274,576
Washington Federal, Inc.	4,600,000	77,188,000
		121,462,576
TOTAL FINANCIALS		701,733,850
HEALTH CARE - 11.2%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (a)	850,000	32,512,500
Health Care Providers & Services - 10.1%
Centene Corp. (a)	925,110	35,135,678
Chemed Corp. (e)	1,066,900	71,749,025
MEDNAX, Inc. (a)	800,000	55,184,000
PSS World Medical, Inc. (a)	1,900,000	54,378,000
Team Health Holdings, Inc. (a)	2,500,000	66,525,000
VCA Antech, Inc. (a)	2,400,000	46,992,000
		329,963,703
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Hi-Tech Pharmacal Co., Inc. (a)	147,202	$ 4,614,783
TOTAL HEALTH CARE		367,090,986
INDUSTRIALS - 16.6%
Commercial Services & Supplies - 7.2%
HNI Corp. (e)	2,547,500	70,107,200
Quad/Graphics, Inc. (d)(e)	2,845,029	52,149,382
The Geo Group, Inc. (e)	3,200,000	88,704,000
United Stationers, Inc.	865,702	25,122,672
		236,083,254
Electrical Equipment - 3.9%
GrafTech International Ltd. (a)(e)	8,000,000	84,080,000
Powell Industries, Inc. (a)(e)	1,110,000	44,155,800
		128,235,800
Machinery - 1.9%
Blount International, Inc. (a)(e)	2,525,000	33,405,750
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,863,177	27,891,760
		61,297,510
Professional Services - 1.6%
FTI Consulting, Inc. (a)	2,000,000	51,920,000
Trading Companies & Distributors - 2.0%
WESCO International, Inc. (a)	1,015,322	65,874,091
TOTAL INDUSTRIALS		543,410,655
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.1%
Polycom, Inc. (a)	3,700,000	37,074,000
ViaSat, Inc. (a)	1,650,000	64,086,000
		101,160,000
Electronic Equipment & Components - 6.2%
Diploma PLC	3,000,000	21,669,435
Ingram Micro, Inc. Class A (a)	3,500,000	53,200,000
Macnica, Inc.	403,400	7,938,637
Ryoyo Electro Corp. (e)	1,750,000	17,493,423
SYNNEX Corp. (a)	800,000	25,912,000
Tech Data Corp. (a)	1,750,000	77,542,500
		203,755,995
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.2%
Blucora, Inc. (a)	1,973,595	$ 34,636,592
j2 Global, Inc. (d)	1,500,000	45,060,000
QuinStreet, Inc. (a)(e)	4,275,746	26,167,566
		105,864,158
IT Services - 3.8%
FleetCor Technologies, Inc. (a)	1,294,960	61,394,054
WEX, Inc. (a)	865,875	63,884,258
		125,278,312
Semiconductors & Semiconductor Equipment - 0.3%
Miraial Co. Ltd.	423,300	8,059,827
Software - 1.3%
Monotype Imaging Holdings, Inc. (e)	2,758,543	42,233,293
TOTAL INFORMATION TECHNOLOGY		586,351,585
MATERIALS - 5.0%
Chemicals - 1.3%
PolyOne Corp.	2,300,000	43,539,000
Metals & Mining - 3.7%
Carpenter Technology Corp.	473,900	23,036,279
Haynes International, Inc. (e)	711,025	36,034,747
RTI International Metals, Inc. (a)(e)	2,665,000	60,735,350
		119,806,376
TOTAL MATERIALS		163,345,376
UTILITIES - 0.9%
Gas Utilities - 0.9%
UGI Corp.	901,660	29,114,601
TOTAL COMMON STOCKS (Cost $2,815,666,588)		3,241,895,780
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.3%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,938)	411,373	$ 9,029,637
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.19% (b)	12,910,829	12,910,829
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	100,270,450	100,270,450
TOTAL MONEY MARKET FUNDS (Cost $113,181,279)		113,181,279
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,934,457,805)		3,364,106,696
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(88,158,155)
NET ASSETS - 100%		$ 3,275,948,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,949
Fidelity Securities Lending Cash Central Fund	564,007
Total	$ 578,956
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 30,111,008	$ -	$ -	$ -	$ 29,581,361
Blount International, Inc.	29,653,694	9,088,075	-	-	33,405,750
Chemed Corp.	64,376,746	-	-	362,746	71,749,025
Chiquita Brands International, Inc.	26,574,324	2,028,881	-	-	25,235,000
Columbus McKinnon Corp. (NY Shares)	27,630,915	-	-	-	27,891,760
Ethan Allen Interiors, Inc.	50,025,093	887,399	16,684,868	302,063	44,115,000
Franklin Street Properties Corp.	25,863,657	21,299,064	-	1,423,607	51,345,000
GrafTech International Ltd.	19,243,269	62,268,353	-	-	84,080,000
Haynes International, Inc.	37,197,842	5,845,799	-	262,419	36,034,747
HNI Corp.	61,445,700	-	-	1,222,800	70,107,200
Interline Brands, Inc.	53,227,939	-	63,717,138	-	-
Monotype Imaging Holdings, Inc.	38,662,670	485,363	-	110,234	42,233,293
Powell Industries, Inc.	35,676,384	617,850	-	-	44,155,800
Quad/Graphics, Inc.	19,526,855	22,787,149	-	1,053,975	52,149,382
QuinStreet, Inc.	23,240,195	17,431,995	-	-	26,167,566
Regis Corp.	60,252,170	17,163,434	7,662,351	377,010	64,972,567
RTI International Metals, Inc.	65,180,987	227,063	-	-	60,735,350
Ryoyo Electro Corp.	15,767,618	3,332,829	-	273,702	17,493,423
Team Health Holdings, Inc.	82,800,660	-	35,188,121	-	-
The Geo Group, Inc.	66,230,311	48,016	-	640,000	88,704,000
Valassis Communications, Inc.	50,000,000	9,173,932	6,450,563	-	67,652,000
Total	$ 882,688,037	$ 172,685,202	$ 129,703,041	$ 6,028,556	$ 937,808,224
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 72,898,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $97,520,615) - See accompanying schedule: Unaffiliated issuers (cost $1,953,220,878)	$ 2,313,117,193
Fidelity Central Funds (cost $113,181,279)	113,181,279
Other affiliated issuers (cost $868,055,648)	937,808,224
Total Investments (cost $2,934,457,805)		$ 3,364,106,696
Cash		599,999
Receivable for investments sold		19,238,081
Receivable for fund shares sold		11,735,304
Dividends receivable		2,303,987
Distributions receivable from Fidelity Central Funds		101,522
Other receivables		45,072
Total assets		3,398,130,661

Liabilities
Payable for investments purchased	$ 14,865,163
Payable for fund shares redeemed	4,194,037
Accrued management fee	2,150,195
Other affiliated payables	656,884
Other payables and accrued expenses	45,391
Collateral on securities loaned, at value	100,270,450
Total liabilities		122,182,120

Net Assets		$ 3,275,948,541
Net Assets consist of:
Paid in capital		$ 2,808,971,721
Undistributed net investment income		1,955,888
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		35,381,762
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		429,639,170
Net Assets, for 141,026,909 shares outstanding		$ 3,275,948,541
Net Asset Value, offering price and redemption price per share ($3,275,948,541 ÷ 141,026,909 shares)		$ 23.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,028,556 earned from other affiliated issuers)		$ 18,050,157
Interest		42
Income from Fidelity Central Funds		578,956
Total income		18,629,155

Expenses
Management fee Basic fee	$ 10,185,225
Performance adjustment	1,403,351
Transfer agent fees	3,305,876
Accounting and security lending fees	433,863
Custodian fees and expenses	29,352
Independent trustees' compensation	9,955
Registration fees	81,788
Audit	28,019
Legal	6,001
Interest	346
Miscellaneous	12,582
Total expenses before reductions	15,496,358
Expense reductions	(64,371)	15,431,987
Net investment income (loss)		3,197,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,396,424
Other affiliated issuers	30,098,381
Foreign currency transactions	8,813
Total net realized gain (loss)		39,503,618
Change in net unrealized appreciation (depreciation) on: Investment securities	109,382,687
Assets and liabilities in foreign currencies	(24,620)
Total change in net unrealized appreciation (depreciation)		109,358,067
Net gain (loss)		148,861,685
Net increase (decrease) in net assets resulting from operations		$ 152,058,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,197,168	$ (2,464,730)
Net realized gain (loss)	39,503,618	56,355,403
Change in net unrealized appreciation (depreciation)	109,358,067	(34,716,212)
Net increase (decrease) in net assets resulting from operations	152,058,853	19,174,461
Distributions to shareholders from net realized gain	(30,071,426)	(49,903,097)
Share transactions Proceeds from sales of shares	745,365,938	1,544,635,138
Reinvestment of distributions	28,834,299	47,974,009
Cost of shares redeemed	(401,546,612)	(885,423,562)
Net increase (decrease) in net assets resulting from share transactions	372,653,625	707,185,585
Redemption fees	376,194	1,236,897
Total increase (decrease) in net assets	495,017,246	677,693,846

Net Assets
Beginning of period	2,780,931,295	2,103,237,449
End of period (including undistributed net investment income of $1,955,888 and accumulated net investment loss of $1,241,280, respectively)	$ 3,275,948,541	$ 2,780,931,295
Other Information Shares
Sold	33,685,606	73,376,317
Issued in reinvestment of distributions	1,380,953	2,380,856
Redeemed	(18,365,962)	(43,742,640)
Net increase (decrease)	16,700,597	32,014,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 22.78	$ 18.43	$ 11.27	$ 14.20	$ 17.18
Income from Investment Operations
Net investment income (loss) D	.02	(.02)	- G,I	.02	.11	.04
Net realized and unrealized gain (loss)	1.08	.11	4.43	7.18	(2.96)	(1.85)
Total from investment operations	1.10	.09	4.43	7.20	(2.85)	(1.81)
Distributions from net investment income	-	-	- J	(.05)	(.09)	(.07)
Distributions from net realized gain	(.24)	(.51)	(.10) J	-	-	(1.11)
Total distributions	(.24)	(.51)	(.10)	(.05)	(.09)	(1.18)
Redemption fees added to paid in capital D	- I	.01	.02	.01	.01	.01
Net asset value, end of period	$ 23.23	$ 22.37	$ 22.78	$ 18.43	$ 11.27	$ 14.20
Total Return B,C	5.04%	.72%	24.22%	64.12%	(19.91)%	(10.55)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.08% A	1.07%	1.08%	1.26%	1.13%	1.04%
Expenses net of fee waivers, if any	1.08% A	1.07%	1.05%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.07% A	1.07%	1.04%	1.04%	1.05%	1.03%
Net investment income (loss)	.22% A	(.12)%	(.01)% G	.10%	.91%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,275,949	$ 2,780,931	$ 2,103,237	$ 576,632	$ 142,097	$ 188,995
Portfolio turnover rate F	28% A	20%	11%	37%	114%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share. JThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 560,688,355
Gross unrealized depreciation	(135,142,353)
Net unrealized appreciation (depreciation) on securities and other investments	$ 425,546,002

Tax cost	$ 2,938,560,694

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $739,114,573 and $403,971,014, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,643 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,621,500.45%		$ 346

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and

Semiannual Report

7. Security Lending - continued

cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,792,083. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $564,007, including $88,665 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,371 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Discovery Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMR-USAN-1212
1.784865.109

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.73%	$ 1,000.00	$ 975.60	$ 3.64
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.53	$ 3.72

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
JDA Software Group, Inc.	1.3	0.5
WESCO International, Inc.	1.2	1.1
Teledyne Technologies, Inc.	1.2	1.0
Ascena Retail Group, Inc.	1.2	0.9
Cleco Corp.	1.2	1.0
Dechra Pharmaceuticals PLC	1.1	0.6
Solera Holdings, Inc.	1.1	0.8
Schweitzer-Mauduit International, Inc.	1.1	1.0
The Cooper Companies, Inc.	1.1	1.0
City National Corp.	1.1	1.0
	11.6
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	16.1
Industrials	18.4	17.7
Information Technology	17.9	19.5
Health Care	15.1	15.3
Consumer Discretionary	12.5	15.3
Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Stocks and Equity Futures 97.1%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	13.2%	** Foreign investments	11.7%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.7%
Tenneco, Inc. (a)	698,692	$ 21,345
Diversified Consumer Services - 0.6%
K12, Inc. (a)(d)	779,000	15,946
Hotels, Restaurants & Leisure - 3.1%
BJ's Restaurants, Inc. (a)	535,000	17,682
Buffalo Wild Wings, Inc. (a)	249,400	18,942
Club Mediterranee SA (a)	159,909	2,539
Icahn Enterprises LP rights	1,235,000	0*
Life Time Fitness, Inc. (a)	635,000	28,505
Paddy Power PLC (Ireland)	280,000	20,665
		88,333
Household Durables - 0.7%
Toll Brothers, Inc. (a)	579,000	19,113
Leisure Equipment & Products - 0.1%
Bauer Performance Sports Ltd. (a)(e)	210,839	2,259
Specialty Retail - 6.4%
Ascena Retail Group, Inc. (a)	1,640,000	32,472
DSW, Inc. Class A	442,300	27,684
Guess?, Inc.	810,000	20,072
Mattress Firm Holding Corp. (d)	645,740	20,670
Penske Automotive Group, Inc.	745,000	22,797
USS Co. Ltd.	264,000	27,746
Vitamin Shoppe, Inc. (a)	488,000	27,933
		179,374
Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd. (a)	629,355	27,012
TOTAL CONSUMER DISCRETIONARY		353,382
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	471,788	24,321
Food Products - 0.9%
Ingredion, Inc.	402,997	24,768
TOTAL CONSUMER STAPLES		49,089
ENERGY - 5.9%
Energy Equipment & Services - 2.5%
Hornbeck Offshore Services, Inc. (a)	725,058	25,116
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)	2,446,700	$ 26,204
Western Energy Services Corp.	2,925,000	20,940
		72,260
Oil, Gas & Consumable Fuels - 3.4%
Northern Tier Energy LP Class A	473,400	10,273
Petrominerales Ltd.	930,000	7,459
Rosetta Resources, Inc. (a)	385,000	17,725
Stone Energy Corp. (a)	1,241,400	29,285
Targa Resources Corp.	600,000	30,558
		95,300
TOTAL ENERGY		167,560
FINANCIALS - 18.2%
Capital Markets - 1.6%
Financial Engines, Inc. (a)(d)	940,000	22,569
HFF, Inc. (a)	1,590,000	22,149
		44,718
Commercial Banks - 6.1%
Aozora Bank Ltd.	10,605,000	29,890
Bank of the Ozarks, Inc.	730,500	23,917
City National Corp.	615,000	31,427
FirstMerit Corp.	2,050,000	28,413
Texas Capital Bancshares, Inc. (a)	563,000	26,726
UMB Financial Corp.	660,000	29,390
		169,763
Insurance - 4.7%
Allied World Assurance Co. Holdings Ltd.	376,000	30,193
Assured Guaranty Ltd.	1,025,000	14,237
Brasil Insurance Participacoes e Administracao SA	1,825,000	16,120
CNO Financial Group, Inc.	2,298,300	22,018
Endurance Specialty Holdings Ltd.	528,834	21,444
Validus Holdings Ltd.	800,000	28,640
		132,652
Real Estate Investment Trusts - 5.8%
CBL & Associates Properties, Inc.	860,000	19,238
Coresite Realty Corp.	1,053,155	23,938
Equity Lifestyle Properties, Inc.	368,500	24,811
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.	875,000	$ 18,288
Glimcher Realty Trust	1,550,000	16,539
Highwoods Properties, Inc. (SBI)	633,462	20,429
Home Properties, Inc.	424,000	25,775
Rayonier, Inc.	300,000	14,703
		163,721
TOTAL FINANCIALS		510,854
HEALTH CARE - 15.1%
Biotechnology - 4.1%
Acadia Pharmaceuticals, Inc. (a)	150,000	353
Acorda Therapeutics, Inc. (a)	39,270	941
Alkermes PLC (a)	1,307,000	24,219
AMAG Pharmaceuticals, Inc. (a)	56,359	872
ARIAD Pharmaceuticals, Inc. (a)	942,446	20,310
ArQule, Inc. (a)	315,300	791
Astex Pharmaceuticals, Inc. (a)	459,038	1,093
BioMimetic Therapeutics, Inc. (a)	25,750	96
Codexis, Inc. (a)	340,189	884
Cytokinetics, Inc.	264,577	175
Dynavax Technologies Corp. (a)	2,402,200	9,945
Emergent BioSolutions, Inc. (a)	110,996	1,475
Enzon Pharmaceuticals, Inc. (a)	102,118	671
ImmunoGen, Inc. (a)(d)	1,000,000	11,080
Maxygen, Inc.	130,337	318
Momenta Pharmaceuticals, Inc. (a)	75,007	951
Neurocrine Biosciences, Inc. (a)	50,800	372
Novavax, Inc. (a)	2,334,209	4,902
NPS Pharmaceuticals, Inc. (a)	500,000	4,620
Progenics Pharmaceuticals, Inc. (a)	277,390	791
Repligen Corp. (a)	79,399	405
Rigel Pharmaceuticals, Inc. (a)	750,000	6,683
Targacept, Inc. (a)	240,000	979
Theravance, Inc. (a)	394,157	8,872
United Therapeutics Corp. (a)	290,000	13,244
Vanda Pharmaceuticals, Inc. (a)	274,287	930
		115,972
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)	255,000	6,778
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)	292,700	$ 13,537
ICU Medical, Inc. (a)	328,487	19,489
Integra LifeSciences Holdings Corp. (a)	703,264	26,900
The Cooper Companies, Inc.	330,500	31,721
		98,425
Health Care Providers & Services - 4.7%
Chemed Corp.	404,243	27,185
Health Net, Inc. (a)	1,027,000	22,101
MEDNAX, Inc. (a)	361,000	24,902
MWI Veterinary Supply, Inc. (a)	268,966	28,247
Team Health Holdings, Inc. (a)	1,091,000	29,032
		131,467
Life Sciences Tools & Services - 0.6%
Techne Corp.	275,000	18,524
Pharmaceuticals - 2.2%
Dechra Pharmaceuticals PLC	3,250,000	32,360
Impax Laboratories, Inc. (a)	735,000	15,619
ViroPharma, Inc. (a)	555,000	14,014
		61,993
TOTAL HEALTH CARE		426,381
INDUSTRIALS - 18.4%
Aerospace & Defense - 1.9%
Esterline Technologies Corp. (a)	358,000	20,689
Teledyne Technologies, Inc. (a)	514,918	32,970
		53,659
Building Products - 1.0%
Armstrong World Industries, Inc.	568,000	29,422
Commercial Services & Supplies - 1.4%
InnerWorkings, Inc. (a)(d)	1,415,000	20,404
Tetra Tech, Inc. (a)	785,000	20,363
		40,767
Construction & Engineering - 1.7%
AECOM Technology Corp. (a)	1,090,063	23,404
Foster Wheeler AG (a)	1,131,000	25,187
		48,591
Electrical Equipment - 2.3%
Brady Corp. Class A	649,100	19,966
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
II-VI, Inc. (a)	935,749	$ 15,449
Prysmian SpA	1,524,300	29,320
		64,735
Machinery - 5.5%
Actuant Corp. Class A	948,026	26,772
Altra Holdings, Inc.	503,336	9,070
Graco, Inc.	588,000	28,259
Nordson Corp.	530,000	31,286
Snap-On, Inc.	379,000	29,308
Wabtec Corp.	360,000	29,484
		154,179
Professional Services - 1.4%
Advisory Board Co. (a)	384,100	18,245
Kforce, Inc. (a)	1,774,978	19,791
		38,036
Road & Rail - 1.0%
Genesee & Wyoming, Inc. Class A (a)	371,000	26,886
Trading Companies & Distributors - 1.7%
Watsco, Inc.	210,000	14,354
WESCO International, Inc. (a)	514,000	33,348
		47,702
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	1,050,000	14,018
TOTAL INDUSTRIALS		517,995
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.3%
Brocade Communications Systems, Inc. (a)	3,398,600	18,013
Comtech Telecommunications Corp.	683,289	17,198
Finisar Corp. (a)(d)	1,561,000	17,983
Polycom, Inc. (a)	1,988,800	19,928
Riverbed Technology, Inc. (a)	1,096,000	20,243
		93,365
Computers & Peripherals - 0.9%
Stratasys, Inc. (a)	210,000	14,001
Synaptics, Inc. (a)	521,849	12,086
		26,087
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.2%
Multi-Fineline Electronix, Inc. (a)	837,195	$ 17,698
ScanSource, Inc. (a)	486,100	14,218
		31,916
Internet Software & Services - 1.6%
Bankrate, Inc. (a)(d)	1,475,000	15,827
j2 Global, Inc. (d)	464,000	13,939
SPS Commerce, Inc. (a)	427,000	15,479
		45,245
IT Services - 1.9%
Broadridge Financial Solutions, Inc.	1,220,000	27,999
Total System Services, Inc.	1,095,000	24,627
		52,626
Semiconductors & Semiconductor Equipment - 2.1%
Cypress Semiconductor Corp.	2,015,000	19,969
Entegris, Inc. (a)	2,930,000	24,055
ON Semiconductor Corp. (a)	2,400,000	14,760
		58,784
Software - 6.9%
BroadSoft, Inc. (a)(d)	395,000	15,097
CommVault Systems, Inc. (a)	261,000	16,305
Ebix, Inc. (d)	1,144,500	24,939
JDA Software Group, Inc. (a)	949,000	36,187
MicroStrategy, Inc. Class A (a)	98,000	9,258
Parametric Technology Corp. (a)	1,080,000	21,794
Solera Holdings, Inc.	689,900	32,294
Synchronoss Technologies, Inc. (a)	755,195	15,474
Synopsys, Inc. (a)	740,000	23,828
		195,176
TOTAL INFORMATION TECHNOLOGY		503,199
MATERIALS - 5.3%
Chemicals - 1.1%
Chemtura Corp. (a)	1,821,000	29,009
Containers & Packaging - 2.1%
Aptargroup, Inc.	580,000	29,742
Silgan Holdings, Inc.	695,000	30,100
		59,842
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	511,500	$ 27,795
Paper & Forest Products - 1.1%
Schweitzer-Mauduit International, Inc.	910,586	31,898
TOTAL MATERIALS		148,544
UTILITIES - 1.2%
Electric Utilities - 1.2%
Cleco Corp.	752,000	32,449
TOTAL COMMON STOCKS (Cost $2,506,495)		2,709,453
Nonconvertible Preferred Stocks - 0.5%

FINANCIALS - 0.5%
Commercial Banks - 0.5%
Banco ABC Brasil SA (Cost $18,605)	2,567,769	14,590
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 11/1/12 to 12/20/12 (f) (Cost $7,100)	$ 7,100	7,100
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	95,062,548	95,063
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	70,096,534	70,097
TOTAL MONEY MARKET FUNDS (Cost $165,160)		165,160
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $2,697,360)		2,896,303
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(80,770)
NET ASSETS - 100%		$ 2,815,533
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
145 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	$ 11,836	$ (345)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,259,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $720,000.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	246
Total	$ 363
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altra Holdings, Inc.	$ 23,490	$ 1,559	$ 15,192	$ 133	$ -
Body Central Corp.	25,025	-	9,156	-	-
Inter Parfums, Inc.	25,988	-	27,854	113	-
Kforce, Inc.	27,854	2,843	4,335	-	-
Total	$ 102,357	$ 4,402	$ 56,537	$ 246	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 353,382	$ 353,382	$ -	$ -
Consumer Staples	49,089	49,089	-	-
Energy	167,560	167,560	-	-
Financials	525,444	525,444	-	-
Health Care	426,381	426,381	-	-
Industrials	517,995	517,995	-	-
Information Technology	503,199	503,199	-	-
Materials	148,544	148,544	-	-
Utilities	32,449	32,449	-	-
U.S. Government and Government Agency Obligations	7,100	-	7,100	-
Money Market Funds	165,160	165,160	-	-
Total Investments in Securities:	$ 2,896,303	$ 2,889,203	$ 7,100	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (345)	$ (345)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 39,717
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (345)
Total Value of Derivatives	$ -	$ (345)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
Bermuda	2.2%
Japan	2.1%
Switzerland	2.0%
Ireland	1.6%
United Kingdom	1.1%
Brazil	1.1%
Canada	1.1%
Italy	1.0%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,726) - See accompanying schedule: Unaffiliated issuers (cost $2,532,200)	$ 2,731,143
Fidelity Central Funds (cost $165,160)	165,160
Total Investments (cost $2,697,360)		$ 2,896,303
Receivable for investments sold		12,768
Receivable for fund shares sold		2,178
Dividends receivable		1,151
Distributions receivable from Fidelity Central Funds		60
Receivable for daily variation margin on futures contracts		64
Other receivables		117
Total assets		2,912,641

Liabilities
Payable for investments purchased	$ 21,065
Payable for fund shares redeemed	4,156
Accrued management fee	1,097
Other affiliated payables	639
Other payables and accrued expenses	54
Collateral on securities loaned, at value	70,097
Total liabilities		97,108

Net Assets		$ 2,815,533
Net Assets consist of:
Paid in capital		$ 2,631,535
Undistributed net investment income		4,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,797)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		198,587
Net Assets, for 160,482 shares outstanding		$ 2,815,533
Net Asset Value, offering price and redemption price per share ($2,815,533 ÷ 160,482 shares)		$ 17.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends (including $246 earned from other affiliated issuers)		$ 14,529
Interest		2
Income from Fidelity Central Funds		363
Total income		14,894

Expenses
Management fee Basic fee	$ 10,399
Performance adjustment	(3,633)
Transfer agent fees	3,463
Accounting and security lending fees	444
Custodian fees and expenses	33
Independent trustees' compensation	11
Registration fees	13
Audit	28
Legal	8
Miscellaneous	20
Total expenses before reductions	10,786
Expense reductions	(100)	10,686
Net investment income (loss)		4,208
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,978)
Other affiliated issuers	(10,039)
Foreign currency transactions	(37)
Futures contracts	3,316
Total net realized gain (loss)		(15,738)
Change in net unrealized appreciation (depreciation) on: Investment securities	(68,292)
Assets and liabilities in foreign currencies	(61)
Futures contracts	(1,965)
Total change in net unrealized appreciation (depreciation)		(70,318)
Net gain (loss)		(86,056)
Net increase (decrease) in net assets resulting from operations		$ (81,848)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,208	$ (9,106)
Net realized gain (loss)	(15,738)	393,893
Change in net unrealized appreciation (depreciation)	(70,318)	(1,093,617)
Net increase (decrease) in net assets resulting from operations	(81,848)	(708,830)
Distributions to shareholders from net realized gain	(81,391)	(630)
Share transactions Proceeds from sales of shares	105,800	404,028
Reinvestment of distributions	79,476	615
Cost of shares redeemed	(425,915)	(1,120,023)
Net increase (decrease) in net assets resulting from share transactions	(240,639)	(715,380)
Redemption fees	117	589
Total increase (decrease) in net assets	(403,761)	(1,424,251)

Net Assets
Beginning of period	3,219,294	4,643,545
End of period (including undistributed net investment income of $4,208 and $0, respectively)	$ 2,815,533	$ 3,219,294
Other Information Shares
Sold	6,062	22,544
Issued in reinvestment of distributions	4,756	32
Redeemed	(24,477)	(62,471)
Net increase (decrease)	(13,659)	(39,895)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.49	$ 21.70	$ 17.74	$ 10.88	$ 16.04	$ 20.40
Income from Investment Operations
Net investment income (loss) D	.03	(.05) G	(.03) H	(.07)	- J	(.03)
Net realized and unrealized gain (loss)	(.50)	(3.16)	3.98	6.93	(4.92)	(1.19)
Total from investment operations	(.47)	(3.21)	3.95	6.86	(4.92)	(1.22)
Distributions from net investment income	-	-	-	-	- J, K	-
Distributions from net realized gain	(.48)	- J	-	-	(.24) K	(3.14)
Total distributions	(.48)	- J	-	-	(.24)	(3.14)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 17.54	$ 18.49	$ 21.70	$ 17.74	$ 10.88	$ 16.04
Total Return B, C	(2.44)%	(14.78)%	22.32%	63.05%	(31.13)%	(7.64)%
Ratios to Average Net Assets E, I
Expenses before reductions	.73% A	1.12%	1.13%	1.24%	.96%	1.08%
Expenses net of fee waivers, if any	.73% A	1.12%	1.13%	1.24%	.96%	1.08%
Expenses net of all reductions	.73% A	1.10%	1.12%	1.23%	.95%	1.07%
Net investment income (loss)	.29% A	(.26)% G	(.17)% H	(.49)%	.04%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,816	$ 3,219	$ 4,644	$ 4,204	$ 2,401	$ 3,954
Portfolio turnover rate F	71% A	104%	47%	60%	92%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 336,540
Gross unrealized depreciation	(147,494)
Net unrealized appreciation (depreciation) on securities and other investments	$ 189,046

Tax cost	$ 2,707,257

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $3,316 and a change in net unrealized appreciation (depreciation) of $(1,965) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,000,610 and $1,282,995, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,549. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $246, including $20 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $100 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board noted that there was a portfolio management change for the fund in November 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SLCX-USAN-1212
1.784863.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 20, 2012